Company financial information (Parent Corporation) - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 20,080	$ 18,619	$ 17,697
Interest expense (including $2, $20 and $23, to subsidiaries, respectively)	20,682	21,295	16,303
(Benefit) for income taxes	1,475	1,305	979
Net income applicable to shareholders of The Bank of New York Mellon Corporation	5,549	4,530	3,302
Preferred stock dividends and redemption charge	(243)	(194)	(235)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	5,306	4,336	3,067
Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Interest expense (including $2, $20 and $23, to subsidiaries, respectively)	2	20	23
Parent Company
Condensed Income Statements, Captions [Line Items]
(Loss) on securities held for sale	(3)	(2)	(1)
Other revenue	58	51	83
Total revenue	6,096	6,044	4,759
Interest expense (including $2, $20 and $23, to subsidiaries, respectively)	1,677	1,838	1,716
Other expense	235	200	291
Total expense	1,912	2,038	2,007
Income before income taxes and equity in undistributed net income of subsidiaries	4,184	4,006	2,752
(Benefit) for income taxes	(420)	(438)	(258)
Equity in undistributed net income:	945	86	292
Net income applicable to shareholders of The Bank of New York Mellon Corporation	5,549	4,530	3,302
Preferred stock dividends and redemption charge	(243)	(194)	(235)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	5,306	4,336	3,067
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	5,259	4,256	3,472
Interest revenue from subsidiaries	29	53	71
Equity in undistributed net income:	93	(131)	(295)
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	715	1,616	1,070
Interest revenue from subsidiaries	38	70	64
Equity in undistributed net income:	$ 852	$ 217	$ 587